UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2009
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      767 Third Ave., 20th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (646) 827-2698

Signature, Place, and Date of Signing:

/s/ Todd McElroy                New York, New York               May 6, 2009
----------------                ------------------               -----------
  [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                  --------------

Form 13F Information Table Entry Total:                   80
                                                  ---------------

Form 13F Information Table Value Total:                   $59,765
                                                  ---------------
                                                      (thousands)




List of Other Included Managers:

None

Form 13F INFORMATION TABLE  (3/31/09)

            COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
                                                                           SHRS
                                                               VALUE      OR PRN SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP       (X1000)    AMOUNT PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

AO Smith Corp                     Common Stock     831865209   252         10000   SH        Sole                10000
ADC Telecommunications Inc        Common Stock     000886309   220         50000   SH        Sole                50000
Aecom Technology Corp             Common Stock     00766T100   522         20000   SH        Sole                20000
Aegean Marine Petroleum
  Network Inc                     Common Stock     Y00175102   419         25000   SH        Sole                25000
Aetna Inc                         Common Stock     00817Y108   584         24000   SH        Sole                24000
Alcoa Inc                         Common Stock     013817101   551         75000   SH        Sole                75000
American Eagle Outfitters Inc     Common Stock     02553E106   1,102       90000   SH        Sole                90000
Beacon Roofing Supply Inc         Common Stock     073685109   670         50000   SH        Sole                50000
Best Buy Co Inc                   Common Stock     086516101   949         25000   SH        Sole                25000
BP PLC                            Common Stock     055622104   401         10000   SH        Sole                10000
Brocade Communications
  Systems Inc                     Common Stock     111621306   86          25000   SH        Sole                25000
Celanese Corp                     Common Stock     150870103   802         60000   SH        Sole                60000
Corning Inc                       Common Stock     219350105   664         50000   SH        Sole                50000
Covanta Holding Corp              Common Stock     22282E102   524         40000   SH        Sole                40000
Cray Inc                          Common Stock     225223304   210         60000   SH        Sole                60000
CVS Caremark Corp                 Common Stock     126650100   962         35000   SH        Sole                35000
Delta Air Lines Inc               Common Stock     247361702   563         100000  SH        Sole                100000
Domino's Pizza Inc                Common Stock     25754A201   721         110000  SH        Sole                110000
Dycom Industries Inc              Common Stock     267475101   579         100000  SH        Sole                100000
Eaton Vance Corp                  Common Stock     278265103   457         20000   SH        Sole                20000
EMC Corp/Massachusetts            Common Stock     268648102   570         50000   SH        Sole                50000
Energy Transfer Partners LP       Common Stock     29273R109   184         5000    SH        Sole                5000
FMC Corp                          Common Stock     302491303   647         15000   SH        Sole                15000
Freeport-McMoRan Copper &
  Gold Inc                        Common Stock     35671D857   572         15000   SH        Sole                15000
FTI Consulting Inc                Common Stock     302941109   1,484       30000   SH        Sole                30000
Fuel Systems Solutions Inc        Common Stock     35952W103   337         25000   SH        Sole                25000
GATX Corp                         Common Stock     361448103   202         10000   SH        Sole                10000
Gilead Sciences Inc               Common Stock     375558103   1,158       25000   SH        Sole                25000
Goodrich Corp                     Common Stock     382388106   1,326       35000   SH        Sole                35000
Google Inc                        Common Stock     38259P508   1,392       4000    SH        Sole                4000
Great Lakes Dredge & Dock Corp    Common Stock     390607109   90          30000   SH        Sole                30000
Heckmann Corp                     Common Stock     422680108   313         65000   SH        Sole                65000
JB Hunt Transport Services Inc    Common Stock     445658107   844         35000   SH        Sole                35000
Huron Consulting Group Inc        Common Stock     447462102   849         20000   SH        Sole                20000
Itron Inc                         Common Stock     465741106   349         7379    SH        Sole                7379
JM Smucker Co/The                 Common Stock     832696405   559         15000   SH        Sole                15000
JPMorgan Chase & Co               Common Stock     46625H100   1,063       40000   SH        Sole                40000
KB Home                           Common Stock     48666K109   264         20000   SH        Sole                20000
Liquidity Services Inc            Common Stock     53635B107   454         65000   SH        Sole                65000
Macrovision Solutions Corp        Common Stock     55611C108   890         50000   SH        Sole                50000
MedAssets Inc                     Common Stock     584045108   356         25000   SH        Sole                25000
MetLife Inc                       Common Stock     59156R108   569         25000   SH        Sole                25000
Microsoft Corp                    Common Stock     594918104   1,194       65000   SH        Sole                65000
Morgan Stanley                    Common Stock     617446448   342         15000   SH        Sole                15000
Mylan Inc/PA                      Common Stock     628530107   1,341       100000  SH        Sole                100000
MYR Group Inc/Delaware            Common Stock     55405W104   915         60000   SH        Sole                60000
Natural Gas Services Group Inc    Common Stock     63886Q109   409         45400   SH        Sole                45400
Nokia OYJ                         Common Stock     654902204   292         25000   SH        Sole                25000
NuStar Energy LP                  Common Stock     67058H102   461         10000   SH        Sole                10000
NuStar GP Holdings LLC            Common Stock     67059L102   721         35000   SH        Sole                35000
NuVasive Inc                      Common Stock     670704105   471         15000   SH        Sole                15000
O'Reilly Automotive Inc           Common Stock     686091109   700         20000   SH        Sole                20000
Omniture Inc                      Common Stock     68212S109   462         35000   SH        Sole                35000
Orion Marine Group Inc            Common Stock     68628V308   1,965       150000  SH        Sole                150000
Owens-Illinois Inc                Common Stock     690768403   650         45000   SH        Sole                45000
Pactiv Corp                       Common Stock     695257105   730         50000   SH        Sole                50000
Petroleo Brasileiro SA            Common Stock     71654V101   1,225       50000   SH        Sole                50000
Pioneer Natural Resources Co      Common Stock     723787107   828         50300   SH        Sole                50300
Plains All American Pipeline LP   Common Stock     726503105   1,415       38500   SH        Sole                38500
PNC Financial Services Group Inc  Common Stock     693475105   3           100     SH        Sole                100
Ralcorp Holdings Inc              Common Stock     751028101   1,616       30000   SH        Sole                30000
Regal Entertainment Group         Common Stock     758766109   738         55000   SH        Sole                55000
Rockwood Holdings Inc             Common Stock     774415103   238         30000   SH        Sole                30000
SanDisk Corp                      Common Stock     80004C101   443         35000   SH        Sole                35000
Schering-Plough Corp              Common Stock     806605101   1,178       50000   SH        Sole                50000
Smart Balance Inc                 Common Stock     83169Y108   544         90000   SH        Sole                90000
Sterling Construction Co Inc      Common Stock     859241101   535         30000   SH        Sole                30000
Symantec Corp                     Common Stock     871503108   448         30000   SH        Sole                30000
Target Corp                       Common Stock     87612E106   860         25000   SH        Sole                25000
Terra Industries Inc              Common Stock     880915103   281         10000   SH        Sole                10000
Trina Solar Ltd                   Common Stock     89628E104   156         15000   SH        Sole                15000
TrueBlue Inc                      Common Stock     89785X101   495         60000   SH        Sole                60000
Tyco International Ltd            Common Stock      G9144P105  782         40000   SH        Sole                40000
United Rentals Inc                Common Stock     911363109   168         40000   SH        Sole                40000
Volvo AB                          Common Stock     928856400   106         20000   SH        Sole                20000
WABCO Holdings Inc                Common Stock     92927K102   308         25000   SH        Sole                25000
Walter Industries Inc             Common Stock     93317Q105   457         20000   SH        Sole                20000
Whiting Petroleum Corp            Common Stock     966387102   905         35000   SH        Sole                35000
Yingli Green Energy Holding
  Co Ltd                          Common Stock     98584B103   602         100000  SH        Sole                100000
Zygo Corp                         Common Stock     989855101   74          16200   SH        Sole                16200
                                                             50,765